Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	¥ 17,713,335	¥ 23,233,769
Accrued income
Schedule of Investments [Line Items]
Accrued interest receivables	260,000	198,000
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities	0	0
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	209,956	330,365
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	476,947	522,166
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	26	31
Available-for sale and held-to-maturity securities | Accrued income
Schedule of Investments [Line Items]
Accrued interest receivables	¥ 15,708	¥ 5,637